Debt - Additional Information (Details 1)									1 Months Ended								2 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 18, 2023 USD ($)	Nov. 01, 2023 USD ($)	Oct. 31, 2023	Apr. 28, 2023 USD ($) $ / shares shares	Apr. 05, 2023 USD ($)	Nov. 01, 2022 USD ($) shares	Oct. 25, 2022	Dec. 31, 2023 USD ($) $ / shares	Nov. 30, 2023	Apr. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Nov. 30, 2022 Days	Sep. 30, 2022 USD ($) $ / shares shares	Aug. 31, 2021	May 31, 2021	Feb. 29, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Jan. 31, 2024 USD ($)	Jan. 01, 2024 USD ($)
Short-Term Debt [Line Items]
Interest rate												5.00%			1.00%	1.00%
Debt Instrument, Issued, Principal					$ 448,940
Exchange Of Related Party Loans For Convertible Notes																					$ 0	$ 1,130,775	$ 1,130,775	$ 0
Fair value adjustment to long-term convertible notes payable																							0	(1,186,800)
Conversion of loan, shares | shares														50,273
Loan, maturity date												Dec. 31, 2023			Jul. 31, 2022	May 31, 2022
Loss on extinguishment of debt						$ 13,000												$ 0	$ (1,014,368)		$ 0	(1,014,368)	$ (15,490)	(467,073)
Conversion price per share | $ / shares														$ 10						$ 10
Exercise price of warrants | $ / shares									$ 4.97									$ 6.46			$ 6.46		$ 4.97
Warrants issued (in shares) | shares														46,754						46,754
Share based combensation expense																		$ 0	$ 133,437		$ 30,509	298,444	$ 275,418	560,060
Change in fair value of warrant liability																					$ 0	$ 187,857	(2,100,123)	75,000
Total premiums, taxes and fees financed			$ 631,993				$ 1,006,342
Payment of Convertible Notes																							$ 300,000	$ 0
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares	$ 0.0001								$ 0.0001									$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Expected volatility								28.10%													79.30%		79.30%	75.10%
Risk-free rate								4.00%													4.66%		4.66%	1.81%
Expected term (in years)								1 month 28 days													1 year		1 year	7 years
Commission paid					125,000						$ 125,000
Portion of Accrued interest					$ 26,830							$ 1,199
Derivative liability									$ 361,704									$ 1,853,694			$ 1,853,694		$ 361,704	$ 166,000
Annual interest rate			9.95%				7.20%			9.95%			7.20%
Insurance financing payable									631,993									$ 0			$ 0		631,993	$ 921,576
April 2023 Convertible Note Warrants [Member]
Short-Term Debt [Line Items]
Fair Value									$ 0														$ 0
Exercise price (in Dollars per share) | $ / shares									$ 0.08									$ 0.08			$ 0.08		$ 0.08
Expected volatility																					74.90%		74.90%
Risk-free rate																					4.65%		4.65%
Expected term (in years)																					4 years 5 months 26 days		4 years 5 months 26 days
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Fair Value									$ 87,552									$ 87,552			$ 87,552		$ 87,552
Exercise price (in Dollars per share) | $ / shares									$ 0.18									$ 0.01	$ 0.83		$ 0.01	$ 0.83	$ 0.18	$ 4.19
Expected volatility																					100.00%	45.50%	84.00%	30.00%
Risk-free rate																					4.52%	4.12%	4.01%	3.99%
Expected term (in years)																					3 years 4 months 2 days	4 years 4 months 2 days	3 years 10 months 2 days	4 years 10 months 2 days
April 2023 Conversion Feature Liability
Short-Term Debt [Line Items]
Fair Value									$ 0														$ 0			$ 0
Expected volatility																					66.50%		66.50%
Risk-free rate																					4.94%		4.94%
Expected term (in years)																					6 months		6 months
Derivative liability									560,436														$ 560,436
December 2023 Conversion Feature Liability [Member]
Short-Term Debt [Line Items]
Fair Value		$ 107,143
Derivative liability									400,000									$ 860,319			$ 860,319		$ 400,000
Fair value of derivative liability, Description																					At June 30, 2024, the fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $860,319 by applying the probability of a business combination of 75% to the Automatic Discount of 43%.		The fair value of the derivative liability related to the Automatic Conversion Feature was estimated at $0.4 million by applying the probability of a business combination of 50% to the Automatic Discount of 43%.
PIPE Warrants [Member]
Short-Term Debt [Line Items]
Class of warrant or right issued | shares							445,545
Warrants outstanding			$ 4,920
Venn License Agreement [Member]
Short-Term Debt [Line Items]
Interest expense																							$ 1,069	$ 2,737
Warrant Subscription Agreements [Member]
Short-Term Debt [Line Items]
Warrant To Purchase Shares of Common Stock | shares					209,670						209,670
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares					$ 0.6
Insurance Financing Note [Member]
Short-Term Debt [Line Items]
Interest expense																		5,736	$ 7,608		$ 11,472	$ 15,216	3,824	22,823
2022 Pre-Business Combination Convertible Notes [Member]
Short-Term Debt [Line Items]
Loans Payable to Bank														$ 1,250,000						$ 1,250,000
Debt Instrument, Basis Spread on Variable Rate																				5.00%
Warrant coverage on common stock prior to the consummation of the business combination																				25.00%
Business combination exercise price | $ / shares																				$ 0.01
Fair value adjustment to long-term convertible notes payable																				$ 1,186,800
Conversion of loan, shares | shares																				126,306
Conversion price per share | $ / shares														$ 10						$ 10
2022 Pre-Business Combination Convertible Notes [Member] | PIPE Warrants [Member]
Short-Term Debt [Line Items]
Warrants issued (in shares) | shares														117,466						117,466
2022 Pre-Business Combination Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Warrant coverage on common stock																				93.00%
2022 Pre-Business Combination Convertible Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Warrant coverage on common stock																				25.00%
November 2022 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate							8.00%
Interest expense																		0	41,250		$ 0	89,078
Loan, maturity date							Oct. 31, 2023						Oct. 31, 2023
Loss on extinguishment of debt																							998,878
Convertible notes							$ 1,512,500
Gross proceeds percentage				15.00%
Weighted average price of common stock				90.00%																	90.00%
Trading days | Days													5
Embedded derivative fair value of derivative liability							165,000
Derivative liability fair value of collateral							$ 165,000
Amortization of debt discount premium																							137,802	27,198
Outstanding balance of convertible notes									378,622									378,622			$ 378,622		378,622	$ 1,374,698
Aggregate Principal amount																					350,000		350,000
Payment of Convertible Notes																							300,000
Portion of Accrued interest																					28,622		28,622
November 2022 Convertible Notes [Member] | Scenario Forecast [Member]
Short-Term Debt [Line Items]
Interest rate	6.00%
Portion of Accrued interest	$ 378,622
November 2022 Convertible Notes [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Convertible notes			1,512,500
November 2022 Convertible Notes [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Convertible notes			$ 650,000
April 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest rate					6.00%
Interest expense																		44,376	912,853		88,752	912,853	2,405,657
Debt instrument, exchange amount									$ 187,950								$ 250,600						$ 187,950		$ 250,600
Maturity term					5 years						5 years
Loan, maturity date					Oct. 28, 2023						Oct. 28, 2023
Conversion price per share | $ / shares					$ 0.6
Exercise price of warrants | $ / shares					$ 0.6
Percentage of the total number of shares of common stock received									1.00%														1.00%
Warrants outstanding									$ 2,111,308									1,908,073			1,908,073		$ 2,111,308
Change in fair value of warrant liability																							1,527,641
Amortization of debt discount premium																		0	892,461		0	892,461
Aggregate purchase amount of shares					$ 2,195,034						$ 2,195,034
Aggregate Principal amount																					1,775,034
Debt Instrument, Interest Rate During Period					10.00%						10.00%
Portion of Accrued interest																					133,039		96,274
Derivative liability																		560,436			560,436
April 2023 Convertible Notes [Member] | April 2023 Convertible Note Warrants [Member]
Short-Term Debt [Line Items]
Fair Value					$ 1,527,640				$ 1,527,640									1,527,640			1,527,640		1,527,640
April 2023 Convertible Notes [Member] | Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Cash commission																							64,870
Amortization of debt discount premium																							87,552
April 2023 Convertible Notes [Member] | April 2023 Conversion Feature Liability
Short-Term Debt [Line Items]
Fair Value					560,436
April 2023 Convertible Notes [Member] | Warrant Subscription Agreements [Member]
Short-Term Debt [Line Items]
Aggregate Principal amount					$ 3,658,390						$ 3,658,390
December 2023 Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest expense																		207,015			393,790		10,305
Debt Instrument, Issued, Principal																	738,000
Loan, maturity date									Dec. 18, 2024
Percentage of discount on issuance price									43.00%
Percentage of the total number of shares of common stock received									4.00%
Share based combensation expense																							0
Amortization of debt discount premium																		152,749			287,339
Outstanding balance of convertible notes									$ 857,097									1,857,352			1,857,352		$ 857,097
Aggregate Principal amount									$ 1,000,000								738,000
Debt Instrument, Interest Rate, Effective Percentage									10.00%														10.00%
Conversion Rate									70.00%
Commission paid									$ 83,600								$ 63,840
Portion of Accrued interest																					109,449
Fair value of derivative liability, Description									The fair value of the derivative liability related to the Automatic Conversion Feature was estimated by applying the probability of a business combination of 50% to the Automatic Discount of 43%.
December 2023 Convertible Notes [Member] | Automatic Conversion Feature [Member]
Short-Term Debt [Line Items]
Derivative liability									$ 400,000									573,546			573,546		$ 400,000
December 2023 Convertible Notes [Member] | Optional Conversion Feature [Member]
Short-Term Debt [Line Items]
Conversion Rate									90.00%
Derivative liability									$ 0									0			0		0
December 2023 Convertible Notes [Member] | December 2023 Placement Agent [Member]
Short-Term Debt [Line Items]
Amortization of debt discount premium																							7,307
April 2023 Convertible Notes Under Related Party [Member]
Short-Term Debt [Line Items]
Interest expense																		28,269	32,147		56,539	32,147	115,335
Debt Instrument, Issued, Principal																					448,940
Loss on extinguishment of debt																							(1,014,368)
Amortization of debt discount premium																		0	$ 20,436		0	$ 20,436	61,309
Outstanding balance of convertible notes									1,130,775									1,241,340			1,241,340		1,130,775
Aggregate Principal amount																					1,130,775
Portion of Accrued interest																					110,565
April 2023 Convertible Notes Under Related Party [Member] | April 2023 Convertible Note Warrants [Member]
Short-Term Debt [Line Items]
Class of warrant or right issued | shares					1,884,625
Fair Value					$ 786,967				$ 300,000														$ 300,000
April 2023 Convertible Notes Under Related Party [Member] | April 2023 Conversion Feature Liability
Short-Term Debt [Line Items]
Fair Value					288,710													$ 300,000			$ 300,000
Exercise price (in Dollars per share) | $ / shares									$ 0.655									$ 0.655			$ 0.655		$ 0.655
Expected volatility																					66.50%		66.50%
Risk-free rate																					4.94%		4.94%
Expected term (in years)																					6 months		6 months
April 2023 Convertible Notes Under Related Party [Member] | 2021 Founder Loans [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issued, Principal																							$ 448,940
Portion of Accrued interest																					$ 26,830		26,830
April 2023 Convertible Notes Under Related Party [Member] | March 2023 Founder Loan [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issued, Principal																					250,000		250,000
Portion of Accrued interest																					1,199		1,199
April 2023 Convertible Notes Under Related Party [Member] | Founder and Director[ Member]
Short-Term Debt [Line Items]
Exchange Of Related Party Loans For Convertible Notes					1,130,775
April 2023 Convertible Notes Under Related Party [Member] | Venn License Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issued, Principal																					400,000		400,000
Portion of Accrued interest					$ 3,806																3,806		3,806
December 2023 Convertible Notes Under Related Party [Member]
Short-Term Debt [Line Items]
Interest expense																		$ 38,547			75,572		5,227
Amortization of debt discount premium																		26,081			50,640
Outstanding balance of convertible notes									$ 396,303									$ 446,943			446,943		396,303
Portion of Accrued interest																					$ 26,713
December 2023 Convertible Notes Under Related Party [Member] | December 2023 Placement Agent [Member]
Short-Term Debt [Line Items]
Amortization of debt discount premium																							$ 3,446
December 2023 Convertible Notes Under Related Party [Member] | Founder and Director[ Member]
Short-Term Debt [Line Items]
Convertible notes		500,000
Aggregate Principal amount		$ 500,000